Investment Objectives and Goals	Nov. 18, 2025
Defiance Leveraged Long DOCN ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG DOCN ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long DOCN ETF (the “Fund”) seeks long-term capital appreciation.
Defiance Leveraged Long HTZ ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG HTZ ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long HTZ ETF (the “Fund”) seeks long-term capital appreciation.
Defiance Leveraged Long NEGG ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG NEGG ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long NEGG ETF (the “Fund”) seeks long-term capital appreciation.
Defiance Leveraged Long NMAX ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG NMAX ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long NMAX ETF (the “Fund”) seeks long-term capital appreciation.
Defiance Leveraged Long RUM ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LEVERAGED LONG RUM ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Leveraged Long RUM ETF (the “Fund”) seeks long-term capital appreciation.